Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Trade and other current receivables [abstract]
Trade debtors	$ 2,327,364	$ 2,081,315	$ 1,151,116
Other receivables	519,865	371,130	482,585
Total trade and other receivables	$ 2,847,229	$ 2,452,445	$ 1,633,701